Federated Investors
World-Class Investment Manager

U.S. Treasury Cash Reserves

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL REPORT

October 31, 2002

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

October 31, 2002 (unaudited)

Principal Amount		Value
	U.S. TREASURY OBLIGATIONS--99.9%
	U.S. Treasury Bills--90.7%[1]
$516,500,000	1.445% - 1.580%, 1/2/2003	$515,143,621
354,000,000	1.530% - 1.635%, 11/29/2002	353,559,805
15,000,000	1.540%, 1/9/2003	14,955,725
181,000,000	1.551%, 1/30/2003	180,298,277
137,000,000	1.610%, 12/26/2002	136,663,003
516,225,000	1.615% - 1.630%, 1/16/2003	514,453,133
83,800,000	1.615%, 11/7/2002	83,777,444
320,000,000	1.620% - 1.670%, 11/21/2002	319,704,500
15,850,000	1.636%, 2/27/2003	15,765,014
96,000,000	1.636%, 3/13/2003	95,424,190
25,000,000	1.640%, 2/20/2003	24,873,583
607,000,000	1.645% - 1.665%, 12/12/2002	605,855,667

	TOTAL	2,860,473,962

	U.S. Treasury Bond--3.2%
100,000,000	7.875%, 11/15/2002	100,231,626

	U.S. Treasury Notes--6.0%
94,000,000	5.500%, 1/31/2003	94,899,336
45,000,000	5.500%, 2/28/2003	45,567,583
50,000,000	6.250%, 2/15/2003	50,645,990

	TOTAL	191,112,909

	TOTAL INVESTMENTS (AT AMORTIZED COST)[2]	$3,151,818,497

1 Each issue shows the rate of discount at the time of purchase.

2 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($3,154,243,437) at October 31, 2002.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2002 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$3,151,818,497
Cash		137,111
Income receivable		6,029,157
Receivable for investments sold		193,738,908
Receivable for shares sold		53,004

TOTAL ASSETS		3,351,776,677

Liabilities:
Payable for investments purchased	$193,517,209
Income distribution payable	3,645,630
Accrued expenses	370,401

TOTAL LIABILITIES		197,533,240

Net assets for 3,154,243,437 shares outstanding		$3,154,243,437

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$2,022,979,917 ÷ 2,022,979,917 shares outstanding		$1.00

Institutional Service Shares:
$1,131,263,520 ÷ 1,131,263,520 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended October 31, 2002 (unaudited)

Investment Income:
Interest			$26,222,845

Expenses:
Investment adviser fee		$6,127,334
Administrative personnel and services fee		1,151,939
Custodian fees		66,604
Transfer and dividend disbursing agent fees and expenses		119,568
Directors'/Trustees' fees		12,255
Auditing fees		6,127
Legal fees		4,595
Portfolio accounting fees		80,391
Shareholder services fee--Institutional Shares		2,386,515
Shareholder services fee--Institutional Service Shares		1,443,069
Share registration costs		19,117
Printing and postage		11,520
Insurance premiums		1,532
Miscellaneous		10,723

TOTAL EXPENSES		11,441,289

Waivers:
Waiver of investment adviser fee	$(4,377,981)
Waiver of shareholder services fee--Institutional Shares	(2,386,515)
Waiver of transfer and dividend disbursing agent fees and expenses	(94,997)

TOTAL WAIVERS		(6,859,493)

Net expenses			4,581,796

Net investment income			21,641,049

Net realized gain on investments			542,642

Change in net assets resulting from operations			$22,183,691

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 10/31/2002	Year Ended 4/30/2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$21,641,049	$76,727,960
Net realized gain on investments	542,642	2,815,398

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	22,183,691	79,543,358

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(14,336,462)	(49,463,007)
Institutional Service Shares	(7,304,587)	(27,264,953)
Distributions from net realized gain on investments
Institutional Shares	(337,517)	(1,740,431)
Institutional Service Shares	(205,125)	(1,074,967)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(22,183,691)	(79,543,358)

Share Transactions:
Proceeds from sale of shares	4,599,934,048	8,845,493,606
Net asset value of shares issued to shareholders in payment of distributions declared	1,765,212	15,368,861
Cost of shares redeemed	(4,438,942,873)	(9,038,371,064)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	162,756,387	(177,508,597)

Change in net assets	162,756,387	(177,508,597)

Net Assets:
Beginning of period	2,991,487,050	3,168,995,647

End of period	$3,154,243,437	$2,991,487,050

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended April 30,
	10/31/2002	2002	2001	2000	1999	1998
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.01	0.03	0.06	0.05	0.05	0.05
Net realized gain on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]

TOTAL FROM INVESTMENT OPERATIONS	0.01	0.03	0.06	0.05	0.05	0.05

Less Distributions:
Distributions from net investment income	(0.01)	(0.03)	(0.06)	(0.05)	(0.05)	(0.05)
Distributions from net realized gain on investments	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]

TOTAL DISTRIBUTIONS	(0.01)	(0.03)	(0.06)	(0.05)	(0.05)	(0.05)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.78%	2.64%	5.83%	4.96%	4.79%	5.23%

Ratios to Average Net Assets:

Expenses	0.20%[3]	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	1.50%[3]	2.51%	5.56%	4.83%	4.62%	5.07%

Expense waiver/reimbursement[4]	0.55%[3]	0.54%	0.54%	0.55%	0.55%	0.56%

Supplemental Data:

Net assets, end of period (000 omitted)	$2,022,980	$1,813,575	$1,931,570	$1,500,782	$1,645,762	$1,256,710

1 Amount is less than $0.01.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended April 30,
	10/31/2002	2002	2001	2000	1999	1998
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.01	0.02	0.05	0.05	0.04	0.05
Net realized gain on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]

TOTAL FROM INVESTMENT OPERATIONS	0.01	0.02	0.05	0.05	0.04	0.05

Less Distributions:
Distributions from net investment income	(0.01)	(0.02)	(0.05)	(0.05)	(0.04)	(0.05)
Distributions from net realized gain on investments	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]

TOTAL DISTRIBUTIONS	(0.01)	(0.02)	(0.05)	(0.05)	(0.04)	(0.05)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.66%	2.38%	5.57%	4.70%	4.53%	4.97%

Ratios to Average Net Assets:

Expenses	0.45%[3]	0.45%	0.45%	0.45%	0.45%	0.45%

Net investment income	1.26%[3]	2.25%	5.30%	4.60%	4.37%	4.83%

Expense waiver/reimbursement[4]	0.30%[3]	0.29%	0.29%	0.30%	0.30%	0.31%

Supplemental Data:

Net assets, end of period (000 omitted)	$1,131,264	$1,177,912	$1,237,426	$984,973	$925,141	$671,521

1 Amount is less than $0.01.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2002 (unaudited)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of U.S. Treasury Cash Reserves (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is current income consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized as required. Distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

At October 31, 2002, capital paid-in aggregated $3,154,243,437.

Transactions in shares were as follows:

	Six Months Ended 10/31/2002	Year Ended 4/30/2002
Institutional Shares:
Shares sold	2,538,656,166	4,778,811,001
Shares issued to shareholders in payment of distributions declared	683,970	6,216,514
Shares redeemed	(2,329,934,815)	(4,903,022,443)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	209,405,321	(117,994,928)

	Six Months Ended 10/31/2002	Year Ended 4/30/2002
Institutional Service Shares:
Shares sold	2,061,277,882	4,066,682,605
Shares issued to shareholders in payment of distributions declared	1,081,242	9,152,347
Shares redeemed	(2,109,008,058)	(4,135,348,621)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(46,648,934)	(59,513,669)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	162,756,387	(177,508,597)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp., ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of Institutional Service Shares, annually, to compensate FSC.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
U.S. Treasury Cash Reserves
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 60934N682
Cusip 60934N674

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

2112510 (12/02)

Federated Investors
World-Class Investment Manager

Automated Government Cash Reserves

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL REPORT

October 31, 2002

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

October 31, 2002 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES--110.0%
$19,000,000	[1]	Federal Farm Credit System, Discount Notes, 1.850% - 2.180%, 11/20/2002 - 3/14/2003	$18,914,291
83,000,000	[2]	Federal Farm Credit System, Floating Rate Notes, 1.670% - 1.730%, 11/1/2002 - 1/27/2003	82,980,594
119,000,000		Federal Farm Credit System, Notes, 1.670% - 2.000%, 11/1/2002 - 4/1/2003	118,995,901
337,000,000	[1]	Federal Home Loan Bank System, Discount Notes, 1.638% - 2.010%, 11/1/2002 - 4/16/2003	336,366,490
151,000,000	[2]	Federal Home Loan Bank System, Floating Rate Notes, 1.608% - 1.710%, 11/1/2002 - 1/21/2003	150,969,214
110,570,000		Federal Home Loan Bank System, Notes, 2.000% - 5.500%, 12/17/2002 - 10/24/2003	111,092,011
12,000,000	[1]	Student Loan Marketing Association, Discount Notes, 1.800% - 2.315%, 1/31/2003 - 10/14/2003	11,849,291
64,500,000	[2]	Student Loan Marketing Association, Floating Rate Notes, 1.608% - 2.068%, 11/5/2002 - 1/27/2003	64,492,536
10,000,000	[2]	Student Loan Marketing Association, Floating Rate Master Notes, 1.579%, 11/5/2002	9,999,906
8,000,000		Student Loan Marketing Association, Notes, 2.600% - 2.700%, 4/25/2003 - 5/27/2003	8,000,740
173,000,000	[1]	Tennessee Valley Authority, Discount Notes, 1.570% - 1.680%, 11/8/2002 - 12/13/2002	172,752,857

		TOTAL INVESTMENTS (AT AMORTIZED COST)[3]	$1,086,413,831

1 Discount rate at time of purchase.

2 Floating rate note with current rate and next reset date shown.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($987,957,299) at October 31, 2002.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2002 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$1,086,413,831
Cash		434,864
Income receivable		2,190,656

TOTAL ASSETS		1,089,039,351

Liabilities:
Payable for investments purchased	$99,816,833
Income distribution payable	1,022,869
Accrued expenses	242,350

TOTAL LIABILITIES		101,082,052

Net assets for 987,957,299 shares outstanding		$987,957,299

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$987,957,299 ÷ 987,957,299 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended October 31, 2002 (unaudited)

Investment Income:
Interest			$8,361,201

Expenses:
Investment adviser fee		$2,275,413
Administrative personnel and services fee		342,222
Custodian fees		20,712
Transfer and dividend disbursing agent fees and expenses		38,401
Directors'/Trustees' fees		3,186
Auditing fees		6,150
Legal fees		3,186
Portfolio accounting fees		62,592
Shareholder services fee		1,137,706
Share registration costs		12,521
Printing and postage		7,281
Insurance premiums		910
Miscellaneous		8,880

TOTAL EXPENSES		3,919,160

Waivers:
Waiver of investment adviser fee	$(1,190,668)
Waiver of transfer and dividend disbursing agent fees and expenses	(21,206)

TOTAL WAIVERS		(1,211,874)

Net expenses			2,707,286

Net investment income			$5,653,915

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 10/31/2002	Year Ended 4/30/2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,653,915	$18,558,155
Net realized gain on investments	--	276,477

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,653,915	18,834,632

Distributions to Shareholders:
Distributions from net investment income	(5,653,915)	(18,558,155)
Distributions from net realized gain on investments	--	(276,477)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,653,915)	(18,834,632)

Share Transactions:
Proceeds from sale of shares	1,022,329,323	1,938,862,794
Proceeds from shares issued in connection with the tax-free transfer of assets from First Merit Government Money Market Fund	222,054,018	--
Net asset value of shares issued to shareholders in payment of distributions declared	771,698	2,718,971
Cost of shares redeemed	(1,106,329,042)	(1,788,446,040)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	138,825,997	153,135,725

Change in net assets	138,825,997	153,135,725

Net Assets:
Beginning of period	849,131,302	695,995,577

End of period	$987,957,299	$849,131,302

See Notes which are an integral part of the Financial Statements

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended April 30,
	10/31/2002	2002	2001	2000	1999	1998
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.01	0.02	0.06	0.05	0.05	0.05
Net realized and unrealized gain on investments	--	0.00 [1]	--	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.01	0.02	0.06	0.05	0.05	0.05

Less Distributions:
Distributions from net investment income	(0.01)	(0.02)	(0.06)	(0.05)	(0.05)	(0.05)
Distributions from net realized gain on investments	--	(0.00)[1]	--	--	--	--

TOTAL DISTRIBUTIONS	(0.01)	(0.02)	(0.06)	(0.05)	(0.05)	(0.05)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.63%	2.43%	5.79%	4.96%	4.75%	5.08%

Ratios to Average Net Assets:

Expenses	0.59%[3]	0.59%	0.59%	0.59%	0.59%	0.60%

Net investment income	1.24%[3]	2.31%	5.66%	4.85%	4.65%	4.96%

Expense waiver/reimbursement[4]	0.27%[3]	0.27%	0.27%	0.27%	0.27%	0.27%

Supplemental Data:

Net assets, end of period (000 omitted)	$987,957	$849,131	$695,996	$714,508	$773,910	$662,200

1 Amount is less than $0.01.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2002 (unaudited)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Automated Government Cash Reserves (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is current income consistent with stability of principal and liquidity.

On August 16, 2002, the Fund acquired all the net assets of First Merit Government Money Market Fund in a tax-free organization as follows:

Shares of the Fund Issued	Net Assets of the Fund Prior to Combination	First Merit Government Money Market Fund Net Assets Received	Net Assets of the Fund Immediately After Combination
222,054,018	$872,093,850	$222,054,018	$1,094,147,868

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized as required. Distributions to shareholders are recorded on the ex-dividend date.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At October 31, 2002, capital paid-in aggregated $987,957,299.

Transactions in shares were as follows:

	Six Months Ended 10/31/2002	Year Ended 4/30/2002
Shares sold	1,022,329,323	1,938,862,794
Shares issued in connection with the tax-free transfer of assets from First Merit Government Monet Market Fund	222,054,018	--
Shares issued to shareholders in payment of distributions declared	771,698	2,718,971
Shares redeemed	(1,106,329,042)	(1,788,446,040)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	138,825,997	153,135,725

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Automated Government Cash Reserves
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 60934N716

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

0112708 (12/02)

Federated Investors
World-Class Investment Manager

Automated Treasury Cash Reserves

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL REPORT

October 31, 2002

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

October 31, 2002 (unaudited)

Principal Amount		Value
	U.S. TREASURY OBLIGATIONS--99.8%
	U.S. Treasury Bills--91.9%[1]
$43,500,000	1.445% - 1.580%, 1/2/2003	$43,384,051
7,000,000	1.540%, 1/9/2003	6,979,338
13,480,000	1.551%, 1/30/2003	13,427,739
11,000,000	1.565% - 1.635%, 11/29/2002	10,986,284
13,000,000	1.610%, 12/26/2002	12,968,023
31,000,000	1.615% - 1.630%, 1/16/2003	30,893,647
2,500,000	1.620%, 11/7/2002	2,499,325
4,000,000	1.636%, 2/27/2003	3,978,553
4,000,000	1.636%, 3/13/2003	3,976,008
52,000,000	1.645% - 1.665%, 12/12/2002	51,902,021
30,000,000	1.670%, 11/21/2002	29,972,167

	TOTAL	210,967,156

	U.S. Treasury Bond--2.2%
5,000,000	7.875%, 11/15/2002	5,011,568

	U.S. Treasury Notes--5.7%
6,000,000	5.500%, 1/31/2003	6,057,404
5,000,000	5.500%, 2/28/2003	5,063,065
2,000,000	6.250%, 2/15/2003	2,025,840

	TOTAL	13,146,309

	TOTAL INVESTMENTS (AT AMORTIZED COST)[2]	$229,125,033

1 Each issue shows the rate of discount at time of purchase.

2 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($229,546,931) at October 31, 2002.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2002 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$229,125,033
Cash		329,870
Income receivable		338,823
Receivable for investments sold		5,991,925

TOTAL ASSETS		235,785,651

Liabilities:
Payable for investments purchased	$5,985,068
Income distribution payable	214,025
Accrued expenses	39,627

TOTAL LIABILITIES		6,238,720

Net assets for 229,546,931 shares outstanding		$229,546,931

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$229,546,931÷ 229,546,931 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended October 31, 2002 (unaudited)

Investment Income:
Interest			$1,957,020

Expenses:
Investment adviser fee		$571,815
Administrative personnel and services fee		86,001
Custodian fees		5,834
Transfer and dividend disbursing agent fees and expenses		49,662
Directors'/Trustees' fees		973
Auditing fees		5,550
Legal fees		2,174
Portfolio accounting fees		28,422
Shareholder services fee		285,907
Share registration costs		12,022
Printing and postage		7,549
Insurance premiums		630
Miscellaneous		7,495

TOTAL EXPENSES		1,064,034

Waivers:
Waiver of investment adviser fee	$(347,224)
Waiver of shareholder services fee	(34,309)
Waiver of transfer and dividend disbursing agent fees and expenses	(2,156)

TOTAL WAIVERS		(383,689)

Net expenses			680,345

Net investment income			1,276,675

Net realized gain on investments			37,019

Changes in net assets resulting from operations			$1,313,694

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 10/31/2002	Year Ended 4/30/2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,276,675	$4,849,172
Net realized gain on investments	37,019	201,370

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,313,694	5,050,542

Distributions to Shareholders:
Distributions from net investment income	(1,276,675)	(4,849,172)
Distributions from net realized gain on investments	(37,019)	(201,370)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,313,694)	(5,050,542)

Share Transactions:
Proceeds from sale of shares	665,638,430	1,023,052,642
Net asset value of shares issued to shareholders in payment of distributions declared	713,302	1,611,369
Cost of shares redeemed	(676,049,540)	(1,027,745,092)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(9,697,808)	(3,081,081)

Change in net assets	(9,697,808)	(3,081,081)

Net Assets:
Beginning of period	239,244,739	242,325,820

End of period	$229,546,931	$239,244,739

See Notes which are an integral part of the Financial Statements

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended April 30,
	10/31/2002	2002	2001	2000	1999	1998
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.01	0.02	0.05	0.04	0.04	0.05
Net realized and unrealized gain on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]

TOTAL FROM INVESTMENT OPERATIONS	0.01	0.02	0.05	0.04	0.04	0.05

Less Distributions:
Distributions from net investment income	(0.01)	(0.02)	(0.05)	(0.04)	(0.04)	(0.05)
Distributions from net realized gain on investments	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]

TOTAL DISTRIBUTIONS	(0.01)	(0.02)	(0.05)	(0.04)	(0.04)	(0.05)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.58%	2.25%	5.44%	4.56%	4.40%	4.81%

Ratios to Average Net Assets:

Expenses	0.59%[3]	0.59%	0.59%	0.59%	0.59%	0.59%

Net investment income	1.12%[3]	2.04%	5.22%	4.43%	4.28%	4.66%

Expense waiver/reimbursement[4]	0.34%[3]	0.31%	0.30%	0.32%	0.30%	0.30%

Supplemental Data:

Net assets, end of period (000 omitted)	$229,547	$239,245	$242,326	$227,476	$254,666	$329,906

1 Amount is less than $0.01.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2002 (unaudited)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Automated Treasury Cash Reserves (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is current income consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized as required. Distributions to shareholders are recorded on the ex-dividend date.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At October 31, 2002, capital paid-in aggregated $229,546,931.

Transactions in shares were as follows:

	Six Months Ended 10/31/2002	Year Ended 4/30/2002
Shares sold	665,638,430	1,023,052,642
Shares issued to shareholders in payment of distributions declared	713,302	1,611,369
Shares redeemed	(676,049,540)	(1,027,745,092)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(9,697,808)	(3,081,081)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Automated Treasury Cash Reserves
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 60934N690

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

2112509 (12/02)